SUPPLEMENT DATED SEPTEMBER 25, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS D, I AND P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class D, I and P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus.  This supplement applies to the Equity Index Portfolio and Small-Cap Index Portfolio (the “Funds”) only.  The changes described in this supplement are effective as of the date of the supplement.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

At a meeting held on September 18, 2019, the Board of Trustees of the Funds (the “Board”) approved a change to the Funds’ diversification policy under the Investment Company Act of 1940, as amended.  Under the revised policy, each Fund will continue to track its target index even if the Fund becomes non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the index.

Disclosure Changes to the Fund Summaries section

Equity Index Portfolio and Small-Cap Index Portfolio – After the last sentence in the Principal Investment Strategies subsection, the following sentence is added:

The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

The following is added to the Principal Risks subsection for the Equity Index Portfolio and Small-Cap Index Portfolio:

•                 Non-Diversification Risk: In order to track the composition of the Fund’s benchmark index, the Fund’s total assets may be invested in multiple issuers each representing more than 5% of the Fund’s total assets.  As a result, the Fund may become non-diversified under the 1940 Act, although it may continue to hold multiple stocks across various sectors.  A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified.  This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.  Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Equity Index Portfolio and Small-Cap Index Portfolio – After the last sentence in the Principal Investment Strategies subsection, the following sentence is added:

The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

The following is added to the Principal Risks subsection for the Equity Index Portfolio and Small-Cap Index Portfolio:

•                 Non-Diversification Risk

1

In the Additional Information About Principal Risks subsection, the following is added to the beginning of the Non-Diversification Risk description:

For the Equity Index Portfolio and the Small-Cap Index Portfolio, in order for each of these Funds to track the composition of its benchmark index, the Fund’s total assets may be invested in multiple issuers each representing more than 5% of the Fund’s total assets.  As a result, the Fund may become non-diversified under the 1940 Act, although it may continue to hold multiple stocks across various sectors.

Form No.   15-50177-00

PSFSUP0919

2

SUPPLEMENT DATED SEPTEMBER 25, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class P Shares (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to the PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio and PD Emerging Markets Portfolio (the “Funds”) only.  The changes described in this supplement for all Funds except the PD Emerging Markets Portfolio are effective as of the date of the supplement.  The changes described in this supplement for the PD Emerging Markets Portfolio are currently in effect.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio - At a meeting held on September 18, 2019, the Board of Trustees of Pacific Select Fund (the “Board”) approved a change to these Funds’ diversification policy under the Investment Company Act of 1940, as amended.  Under the revised policy, each of these Funds will continue to track its target index even if the Fund becomes non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the index.

Disclosure Changes to the Fund Summaries section

PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio – After the last sentence in the Principal Investment Strategies subsection, the following sentence is added:

The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

The following is added to the Principal Risks subsection for the PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio:

•                 Non-Diversification Risk: In order to track the composition of the Fund’s benchmark index, the Fund’s total assets may be invested in multiple issuers each representing more than 5% of the Fund’s total assets.  As a result, the Fund may become non-diversified under the 1940 Act, although it may continue to hold multiple stocks across various sectors.  A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number

1

of issuers than a fund that is classified as diversified.  This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.  Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio – After the last sentence in the Principal Investment Strategies subsection, the following sentence is added:

The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

The following is added to the Principal Risks subsection for the PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio:

•                 Non-Diversification Risk

In the Additional Information About Principal Risks subsection, the following is added:

•                 Non-Diversification Risk: For the PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio, in order for each of these Funds to track the composition of its benchmark index, the Fund’s total assets may be invested in multiple issuers each representing more than 5% of the Fund’s total assets.  As a result, the Fund may become non-diversified under the 1940 Act, although it may continue to hold multiple stocks across various sectors.  A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

PD Emerging Markets Portfolio - All references and information regarding Mitchell J. Firestein throughout the Prospectus are removed.

2

SUPPLEMENT DATED SEPTEMBER 25, 2019

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2019

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2019, as supplemented (the “SAI”) and must be preceded or accompanied by the SAI.  This supplement applies to the Equity Index Portfolio, Small-Cap Index Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio and PD Emerging Markets Portfolio (the “Funds”) only.  The change described in this supplement for all Funds except the PD Emerging Markets Portfolio is effective as of the date of the supplement.  The changes described in this supplement for the PD Emerging Markets Portfolio are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio - At a meeting held on September 18, 2019, the Board of Trustees of Pacific Select Fund approved a change to these Funds’ diversification policy under the Investment Company Act of 1940, as amended.  Under the revised policy, each of these Funds will continue to track its target index even if the Fund becomes non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the index.

INVESTMENT RESTRICTIONS

In the Fundamental Investment Restrictions section, Paragraph 7 is deleted and replaced with the following paragraph.  Please note that “Funds” and “Fund” in the text below take the meaning of the definition from the SAI, to mean all funds of Pacific Select Fund.

7. With the exception of the Funds designated as a “non-diversified company,” each Fund shall be a “diversified company” as those terms are defined in the 1940 Act, as interpreted, modified or applied from time to time by regulatory authority having jurisdiction.  The Equity Index Portfolio, Small-Cap Index Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio each may not purchase securities of any issuer that would cause such Fund to be designated as non-diversified under the 1940 Act, except as may be necessary to approximate the composition of its target index.  Each such Fund intends to be diversified in approximately the same proportion as its target index.

PD Emerging Markets Portfolio - All references and information regarding Mitchell J. Firestein throughout the SAI are removed.